Stock Incentive Plans - Schedule of Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding Beginning, Shares	1,688,106
Options acquired in reverse merger		$ 1,688,106
Options Outstanding, granted	646,000	232,000
Options Outstanding, expired	(106)
Options Outstanding Ending, Shares	2,334,000	1,688,106
Options Outstanding Exercisable, Shares	1,931,000	1,688,106
Options Outstanding Weighted Average Exercise Price, Beginning	$ 4.00
Options acquired in reverse merger Weighted Average Exercise Price		4.00
Options Outstanding Weighted Average Exercise Price, granted	0.17
Options Outstanding Weighted Average Exercise Price, expired	526.40
Options Outstanding Weighted Average Exercise Price, Ending	2.69	4.00
Options Exercisable Weighted Average Exercise Price	$ 3.21	$ 4.00